Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Restated [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member] Restated [Member]	Common Class B [Member]	Common Stock [Member]	Common Stock [Member] Restated [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restated [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Restated [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restated [Member]	Parent [Member]	Parent [Member] Restated [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Restated [Member]	Total	Restated [Member]
Balance at Nov. 30, 2021				$ 216					$ 24,784				$ (5,000)						$ 20,000
Balance, shares at Nov. 30, 2021				2,156,250
Sale of Private Placement Units	$ 47								4,737,453										4,737,500
Sale of Private Placement Units, shares	473,750
Deferred underwriting compensation									(3,018,750)										(3,018,750)
Remeasurement of Class A common stock to redemption value	(863)								(87,111,637)										(87,112,500)
Net (loss) income			$ 88,130			$ 25,357							113,541						113,541
Issuance of Shares at Initial Public Offering	$ 863								86,249,137										86,250,000
Issuance of Shares at Initial Public Offering, shares	8,625,000
Underwriter’s fees and other issuance costs									(2,200,348)										(2,200,348)
Remeasurement of Class A common stock to redemption value, shares	(8,625,000)
Class A Common Stock Measurement Adjustment									1,319,361				(1,319,361)
Remeasurement of Class A common stock subject to possible redemption to redemption amount													(821,712)						(821,712)
Balance at Nov. 30, 2022	$ 47			$ 216									(2,032,532)						(2,032,269)
Balance, shares at Nov. 30, 2022	473,750			2,156,250
Balance at Dec. 31, 2021							$ 10				$ (219,647)		1,819,304		$ 1,599,667				1,599,667
Balance, shares at Dec. 31, 2021							10,000
Net (loss) income													(945,998)		(945,998)		4,836		(941,162)	$ (941,162)
Foreign currency translation adjustment											19,608				19,608				19,608
Balance at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	$ (200,039)	(1,610,504)	$ 873,306	(1,810,270)	$ 673,277	4,836	$ 4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Balance at Nov. 30, 2022	$ 47			$ 216									(2,032,532)						(2,032,269)
Balance, shares at Nov. 30, 2022	473,750			2,156,250
Net (loss) income			$ 388,396			$ 160,477							548,873						548,873
Remeasurement of Class A common stock subject to possible redemption to redemption amount													(668,842)						(668,842)
Additional amount deposited into trust for loan extension													(205,305)						(205,305)
Balance at Nov. 30, 2023	$ 47			$ 216									(2,357,806)						(2,357,543)
Balance, shares at Nov. 30, 2023	473,750			2,156,250
Balance at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	(200,039)	(1,610,504)	873,306	(1,810,270)	673,277	4,836	4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Extension Loan													(136,147)		(136,147)				(136,147)
Net (loss) income													171,127		171,127		722		171,849
Foreign currency translation adjustment											58,843				58,843				58,843
Balance at Mar. 31, 2023											(141,196)		(1,439,377)		(1,580,300)		5,558		(1,574,742)
Balance, shares at Mar. 31, 2023
Balance at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	(200,039)	(1,610,504)	873,306	(1,810,270)	673,277	4,836	4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Net (loss) income																			108,914
Foreign currency translation adjustment																			74,355
Balance at Jun. 30, 2023	$ 47			$ 216			$ 1		9		(125,684)		(2,064,981)		(2,190,392)		7,036		(2,183,356)
Balance, shares at Jun. 30, 2023	473,750			2,156,250			10,000
Balance at Dec. 31, 2022	$ 47			$ 216			$ 1	$ 10	9		(200,039)	(200,039)	(1,610,504)	873,306	(1,810,270)	673,277	4,836	4,836	(1,805,434)	678,113
Balance, shares at Dec. 31, 2022	473,750			2,156,250			10,000	10,000
Net (loss) income														(1,654,391)		(1,654,391)		3,830	(1,650,561)	(1,650,561)
Foreign currency translation adjustment												2,999				2,999				2,999
Balance at Dec. 31, 2023		$ 47			$ 216		$ 10	$ 1		$ 9	(197,040)	(197,041)	(781,085)	(2,765,403)	(978,115)	(2,962,171)	8,666	8,666	(969,449)	(2,953,505)
Balance, shares at Dec. 31, 2023		473,750			2,156,250		10,000	10,000
Balance at Mar. 31, 2023											(141,196)		(1,439,377)		(1,580,300)		5,558		(1,574,742)
Balance, shares at Mar. 31, 2023
Remeasurement of Class A common stock to redemption value													(425,044)		(425,044)				(425,044)
Extension Loan													(136,147)		(136,147)				(136,147)
Net (loss) income													(64,413)		(64,413)		1,478		(62,935)
Foreign currency translation adjustment											15,512				15,512				15,512
Balance at Jun. 30, 2023	$ 47			$ 216			$ 1		9		(125,684)		(2,064,981)		(2,190,392)		7,036		(2,183,356)
Balance, shares at Jun. 30, 2023	473,750			2,156,250			10,000
Balance at Dec. 31, 2023		$ 47			$ 216		$ 10	$ 1		9	(197,040)	(197,041)	(781,085)	(2,765,403)	(978,115)	(2,962,171)	8,666	8,666	(969,449)	(2,953,505)
Balance, shares at Dec. 31, 2023		473,750			2,156,250		10,000	10,000
Sale of Private Placement Units								$ 15		1,509,375						1,509,390				1,509,390
Sale of Private Placement Units, shares							149,443
Issuance of Common Stock during Merger								1,344		(1,369)						(25)				(25)
Issuance of Common Stock during Merger, shares							13,433,858
Deferred underwriting compensation										(645,860)						(645,860)				(645,860)
Convert Common Stock Class A and B to Common Stock		(47)			(216)			263
Revaluation for SHRG note receivable and warrants										216,188						216,188				216,188
Change in Non-Controlling Interest Ketomei																		155,514		155,514
Net (loss) income														(1,336,838)		(1,336,838)		319		(1,336,519)
Foreign currency translation adjustment												86,818				86,818				86,818
Convert Common Stock Class A and B to Common Stock, shares	(473,750)			(2,156,250)			2,630,000
Balance at Mar. 31, 2024							$ 1,623		1,078,343		(110,223)		(4,102,241)		(3,132,498)		164,499		(2,967,999)
Balance, shares at Mar. 31, 2024							16,223,301
Balance at Dec. 31, 2023		$ 47			$ 216		$ 10	$ 1		$ 9	(197,040)	$ (197,041)	(781,085)	$ (2,765,403)	(978,115)	$ (2,962,171)	8,666	$ 8,666	(969,449)	$ (2,953,505)
Balance, shares at Dec. 31, 2023		473,750			2,156,250		10,000	10,000
Net (loss) income																			(1,740,160)
Foreign currency translation adjustment																			(64,428)
Balance at Jun. 30, 2024							$ 1,623		1,138,250		(261,469)		(4,490,164)		(3,611,760)		112,297		(3,499,463)
Balance, shares at Jun. 30, 2024
Balance at Mar. 31, 2024							$ 1,623		1,078,343		(110,223)		(4,102,241)		(3,132,498)		164,499		(2,967,999)
Balance, shares at Mar. 31, 2024							16,223,301
Revaluation for SHRG note receivable and warrants									59,907						59,907				59,907
Change in Non-Controlling Interest Ketomei																	(36,484)		(36,484)
Net (loss) income													(387,923)		(387,923)		(15,718)		(403,641)
Foreign currency translation adjustment											(151,246)				(151,246)				(151,246)
Balance at Jun. 30, 2024							$ 1,623		$ 1,138,250		$ (261,469)		$ (4,490,164)		$ (3,611,760)		$ 112,297		$ (3,499,463)
Balance, shares at Jun. 30, 2024